Employee Retirement Benefit Plans - Components of Company's Net Periodic Benefit Costs (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Components of net periodic benefit cost:
Service cost	$ 2.2		$ 1.9
Interest cost	9.1		9.9
Expected return on plan assets	(7.4)		(8.1)
Amortization	0.7	[1]	0.1	[1]
Net amount recognized	$ 4.6		$ 3.8

[1]	Amount represents the amortization of unrecognized actuarial gains/(losses).